June 7, 2016 Via EDGAR
ATTORNEYS AT LAW

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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
082961-0138

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Hennessy Funds Trust

Ladies and Gentlemen:

On behalf of Hennessy Funds Trust, a Delaware statutory trust (the “Company”), we are transmitting for filing a Registration Statement on Form N-14.  The Registration Statement contains a Proxy Statement/Prospectus that provides information about the acquisition (the “Acquisition”) of the assets and liabilities (other than the excluded liabilities) of the Westport Fund and the Westport Select Cap Fund, both series of The Westport Funds, by the Hennessy Cornerstone Mid Cap 30 Fund, a series of the Company.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

 Peter D. Fetzer
Attachments

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN FRANCISCO SHANGHAI SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.